CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (60,808)	$ 527,386	$ 578,013
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	470,634	368,394	382,806
Amortization of deferred financing costs	38,511	28,055	18,159
Amortization of deferred interest expense	0	0	756
Amortization of discount on senior notes payable	0	0	71
Interest accretion on capital lease obligations	16,137	19,756	16,063
Interest income on restricted cash	(4,776)	(9,050)	0
Loss on disposal of property and equipment	474	4,550	2,483
Impairment loss recognized on property and equipment	0	4,146	0
Allowance for doubtful debts and direct write off	39,341	37,669	44,299
Provision for value-added tax receivables	30,254	0	0
Written off contract acquisition costs	0	0	1,582
Gain on disposal of assets held for sale	0	(22,072)	0
Loss on extinguishment of debt	481	0	50,935
Written off deferred financing costs on modification of debt	7,603	0	10,538
Share-based compensation	20,827	20,401	14,987
Changes in operating assets and liabilities:
Accounts receivable	(56,172)	(7,732)	(15,261)
Amounts due from affiliated companies	(96)	(1,056)	1,299
Inventories	(9,963)	(4,942)	(1,593)
Prepaid expenses and other current assets	(2,597)	(3,893)	(25,974)
Long-term prepayments, deposits and other assets	(23,927)	(49,007)	(1,197)
Deferred tax assets	557	(22)	12
Accounts payable	1,160	4,603	(3,920)
Accrued expenses and other current liabilities	14,558	(42,668)	71,527
Income tax payable	(3,185)	(239)	5,640
Amounts due to affiliated companies	46	(2,000)	2,164
Amount due to a shareholder	0	(79)	79
Other long-term liabilities	46,318	26,271	2,010
Deferred tax liabilities	(3,351)	(3,857)	(3,544)
Net cash provided by (used in) operating activities	522,026	894,614	1,151,934
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for capitalized construction costs	(1,043,334)	(977,182)	(496,915)
Placement of bank deposits with original maturity over three months	(1,034,173)	(110,616)	(626,940)
Payment for acquisition of property and equipment	(248,038)	(237,715)	(78,250)
Payment for land use rights	(31,678)	(50,541)	(64,297)
Deposits for acquisition of property and equipment	(28,840)	(99,443)	(17,198)
Advance payments for construction costs	(19,739)	(107,587)	(161,633)
Payment for entertainment production costs	(3,100)	(1,346)	(2,064)
Payment for security deposit	(1,389)	0	(4,293)
Payment for contract acquisition costs	0	0	(27,722)
Proceeds from deposits on sale of assets held for sale	0	0	1,285
Net proceeds from sale of assets held for sale	0	29,255	0
Proceeds from sale of property and equipment	295	1,117	343
Escrow funds refundable to the Philippine Parties	24,643	0	0
Withdrawals of bank deposits with original maturity over three months	420,053	626,940	0
Changes in restricted cash	1,495,644	(678,151)	268,414
Net cash used in investing activities	(469,656)	(1,605,269)	(1,209,270)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(70,205)	(262,563)	(1,667,969)
Dividends paid	(62,850)	(342,718)	0
Payment of deferred financing costs	(49,877)	(12,742)	(129,133)
Principal payments on capital lease obligations	(146)	(228)	(38)
Repurchase of shares for retirement	0	(300,495)	0
Purchase of shares under trust arrangement for future vesting of restricted shares	0	(1,721)	(8,770)
Prepayment of deferred financing costs	0	0	(56,535)
Deferred payment for acquisition of assets and liabilities	0	0	(25,000)
Capital contribution from noncontrolling interests	0	92,000	280,000
Net proceeds from issuance of shares of a subsidiary	0	122,167	338,461
Proceeds from exercise of share options	5,092	736	4,017
Proceeds from long-term debt	148,298	1,632,514	1,000,000
Net cash (used in) provided by financing activities	(29,688)	926,950	(264,967)
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	(9,311)	(397)	(5,149)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	13,371	215,898	(327,452)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,597,655	1,381,757	1,709,209
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,611,026	1,597,655	1,381,757
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(106,984)	(95,118)	(127,807)
Cash paid for tax (net of refunds)	(7,010)	(7,154)	(333)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Costs of property and equipment funded through capital lease obligations	0	850	288,535
Costs of property and equipment funded through accrued expenses and other current liabilities and other long-term liabilities	65,678	60,738	15,744
Costs of property and equipment funded through amounts due to affiliated companies	772	2,809	215
Construction costs funded through accrued expenses and other current liabilities, other long-term liabilities and capital lease obligations	89,068	200,800	87,611
Land use rights costs funded through accrued expenses and other current liabilities and land use rights payable	0	0	14,608
Deferred financing costs funded through accrued expenses and other current liabilities	$ 8,254	$ 248	$ 4,522